INCOME TAXES - Non-capital Losses (Details) $ in Millions	Mar. 31, 2026 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	$ 215.4
Recognized	732.9
2027-2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	18.8
Recognized	3.0
2032-2046
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	21.9
Recognized	71.8
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	174.7
Recognized	$ 658.1